As filed with the Securities and Exchange Commission on May 18, 2018

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 272	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 276	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2018.

BLACKROCK FUNDS III (REGISTRANT) ON BEHALF OF ISHARES MSCI TOTAL INTERNATIONAL INDEX FUND AND ISHARES RUSSELL 1000 LARGE-CAP INDEX FUND

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	May 18, 2018
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 18, 2018
Neal J. Andrews

SUSAN J. CARTER*	Trustee
Susan J. Carter

COLLETTE CHILTON*	Trustee
Collette Chilton

NEIL A. COTTY*	Trustee
Neil A. Cotty

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

MARK STALNECKER*	Trustee
Mark Stalnecker

KENNETH L. URISH*	Trustee
Kenneth L. Urish

CLAIRE A. WALTON*	Trustee
Claire A. Walton

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

ROBERT FAIRBAIRN*	Trustee
Robert Fairbairn

*By:	/S/ BENJAMIN ARCHIBALD	May 18, 2018
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on

May 18, 2018.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO AND LARGE CAP INDEX MASTER PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	May 18, 2018
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 18, 2018
Neal J. Andrews

SUSAN J. CARTER*	Trustee
Susan J. Carter

COLLETTE CHILTON*	Trustee
Collette Chilton

NEIL A. COTTY*	Trustee
Neil A. Cotty

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

MARK STALNECKER*	Trustee
Mark Stalnecker

KENNETH L. URISH*	Trustee
Kenneth L. Urish

CLAIRE A. WALTON*	Trustee
Claire A. Walton

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

ROBERT FAIRBAIRN*	Trustee
Robert Fairbairn

*By:	/S/ BENJAMIN ARCHIBALD	May 18, 2018
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase